Other Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Company-owned life insurance			$ 59,787	$ 51,955
Deferred financing fees, net of accumulated amortization of $8,890 and $66,275 at December 31, 2012 and December 31, 2011, respectively			15,097	19,988
Liquor licenses			26,002	25,545
Other assets			44,546	38,677
Other assets, net	145,447		145,432	136,165
Accumulated amortization, deferred financing fees			8,890	66,275
Amortization of deferred financing fees	$ 923	$ 2,924	$ 8,222	$ 12,297	$ 13,435